PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Changes in provision for contingencies
Balance at beginning of period	R$ 33,332,719
Balance at ending of period	26,541,692
Provision for Contingencies
Changes in provision for contingencies
Balance at beginning of period	33,332,719
Acquisition of investee control	272,956
Reversals of provisions	(1,290,182)
Monetary correction	1,533,905
Transfer for judicial settlement	(3,825,597)
Payments	(3,482,109)
Balance at ending of period	R$ 26,541,692